Junior Subordinated Debentures and Subordinated Notes (Table)	12 Months Ended
Dec. 31, 2014
Junior Subordinated Debentures and Subordinated Notes
Schedule of Junior subordinated debentures and subordinated notes

	December 31,
	2014	2013
Junior subordinated debentures—Trust Securities with a rate of LIBOR plus 1.85% debentures payable to Parkway National Capital Trust 1 with stated maturity of 2036	$3,093	$3,093

Subordinated notes—unsecured notes with a fixed rate of 6% payable to entities of an affiliate with stated maturity of 2023 (less discount of $21—effective interest rate of 6.025%)	$4,981	$4,979